Note 5 (Detail) (USD $)	3 Months Ended		6 Months Ended	9 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012	Jul. 31, 2012	Jul. 31, 2011
Impairment of Real Estate	$ 200,000	$ 5,100,000		$ 5,400,000	$ 28,200,000
Land Option Write-offs	500,000	6,300,000		1,800,000	13,700,000
Number of Communities Mothballed During the Period				1
Number of Mothballed Communities Re-activated				2
Number of Mothballed Communities Sold				4
Number of Communities Mothballed	54		54	54
Inventory, Real Estate, Mothballed Communities	128,000,000		128,000,000	128,000,000
Inventory, Real Estate, Mothballed Communities, Accumulated Impairment Charges	464,600,000		464,600,000	464,600,000
Reclassification of Inventory to Consolidated Inventory Not Owned	49,700,000		32,500,000
Increase in Liability from Consolidated Inventory Not Owned	$ 38,100,000		$ 31,700,000
Minimum [Member]
Fair Value Inputs, Discount Rate				16.80%
Maximum [Member]
Fair Value Inputs, Discount Rate				18.50%